April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares U.S. Thematic Rotation Active ETF | THRO | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.3%
Boeing Co. (The)(a)	143,942	$32,967,036
General Electric Co.	288,223	83,564,495
Kratos Defense & Security Solutions, Inc.(a)	62,563	3,944,597
Lockheed Martin Corp.	56,281	29,151,870
Northrop Grumman Corp.	71,936	41,685,473
RTX Corp.	449,886	79,211,428
		270,524,899
Automobiles — 1.8%
Ford Motor Co.	1,950	23,556
General Motors Co.	122,745	9,437,863
Tesla, Inc.(a)	369,565	141,037,091
		150,498,510
Banks — 4.5%
Bank of America Corp.	1,141,400	61,019,244
Citigroup, Inc.	123,025	15,744,740
East West Bancorp, Inc.	26	3,288
JPMorgan Chase & Co.	777,169	243,432,646
UMB Financial Corp.	26	3,280
Wells Fargo & Co.	648,398	53,317,768
		373,520,966
Beverages — 0.3%
Coca-Cola Co.(The)	356,658	28,090,384
Biotechnology — 0.3%
AbbVie, Inc.	39	8,242
Amgen, Inc.	37,351	12,932,784
Biogen, Inc.(a)	50,712	9,598,767
		22,539,793
Broadline Retail — 4.9%
Amazon.com, Inc.(a)	1,530,631	405,709,053
Building Products — 0.0%
Builders FirstSource, Inc.(a)	23,227	1,837,023
Capital Markets — 1.9%
Affiliated Managers Group, Inc.	39	11,492
Blackstone, Inc., NVS	11	1,382
Charles Schwab Corp.(The)	261,899	24,000,424
CME Group, Inc.	8,196	2,358,973
Goldman Sachs Group, Inc.(The)	50,234	46,404,662
Moody's Corp.	21,159	9,772,284
Morgan Stanley	277,368	52,863,567
S&P Global, Inc.	34,922	15,059,414
SEI Investments Co.	68,925	6,250,119
		156,722,317
Chemicals — 0.2%
Albemarle Corp.	17,806	3,502,440
Celanese Corp., Class A	48,475	3,284,666
Dow, Inc.	190,977	7,732,659
Linde PLC	117	58,633
		14,578,398
Commercial Services & Supplies — 0.4%
Cintas Corp.	11	1,922
Clean Harbors, Inc.(a)	36,625	11,451,905
Copart, Inc.(a)	156	5,165
Republic Services, Inc., Class A	85,423	17,872,200
Veralto Corp.	97,160	8,569,512
		37,900,704
Communications Equipment — 2.3%
Arista Networks, Inc.(a)	273	47,150
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	1,252,944	$114,644,376
F5, Inc.(a)	63,193	20,468,212
Lumentum Holdings, Inc.(a)	36,850	33,250,492
Motorola Solutions, Inc.	57,059	25,050,613
		193,460,843
Construction & Engineering — 1.7%
Comfort Systems USA, Inc.	8,053	14,819,533
Dycom Industries, Inc.(a)	8,440	3,495,004
EMCOR Group, Inc.	83,120	74,115,611
MasTec, Inc.(a)	117,347	46,240,585
		138,670,733
Consumer Finance — 0.5%
American Express Co.	126,016	40,709,469
Consumer Staples Distribution & Retail — 5.4%
Albertsons Companies, Inc., Class A	187	3,151
Costco Wholesale Corp.	150,234	152,416,900
Dollar General Corp.	232,371	26,927,151
Dollar Tree, Inc.(a)	339,697	32,987,976
Kroger Co.(The)	338,008	23,008,205
Sprouts Farmers Market, Inc.(a)	22	1,801
Target Corp.	86,226	11,187,823
Walmart, Inc.	1,526,904	201,444,445
		447,977,452
Distributors — 0.0%
LKQ Corp.	67,867	2,143,240
Diversified Telecommunication Services — 1.0%
AST SpaceMobile, Inc., Class A(a)(b)	117	8,646
AT&T, Inc.	786,966	20,563,422
Comcast Corp., Class A	517,251	13,986,467
Verizon Communications, Inc.	940,496	45,172,023
		79,730,558
Electric Utilities — 0.1%
NextEra Energy, Inc.	91,684	8,974,030
Oklo, Inc., Class A(a)	28,048	2,033,480
Southern Co.(The)	351	33,942
		11,041,452
Electrical Equipment — 0.5%
Bloom Energy Corp., Class A(a)	117	33,153
Eaton Corp. PLC	17,810	7,711,908
Emerson Electric Co.	36,816	5,170,439
GE Vernova, Inc.	9,736	10,548,567
Nextpower, Inc., Class A(a)	94,105	11,210,729
Regal Rexnord Corp.	30,914	6,647,437
		41,322,233
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	353,104	52,001,626
Badger Meter, Inc.	117	14,146
Flex Ltd.(a)	52	4,761
Jabil, Inc.	63,351	21,380,329
Keysight Technologies, Inc.(a)	7	2,449
Ralliant Corp.	28	1,272
TD SYNNEX Corp.	88,304	20,149,207
Vontier Corp.	44	1,579
		93,555,369
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	119,151	8,301,250
Halliburton Co.	785,236	33,215,483
SLB Ltd.	444,585	25,287,995

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
Tidewater, Inc.(a)	79,588	$7,109,596
		73,914,324
Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	22	1,891
Netflix, Inc.(a)	261,519	24,480,793
Take-Two Interactive Software, Inc.(a)	102,789	21,972,177
		46,454,861
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(a)	304,672	144,292,659
Block, Inc.(a)	28	1,974
Fiserv, Inc.(a)	117	7,330
Mastercard, Inc., Class A	105,563	53,089,744
PayPal Holdings, Inc.	55	2,758
Shift4 Payments, Inc., Class A(a)(b)	33	1,461
Visa, Inc., Class A	465,126	153,417,160
		350,813,086
Food Products — 0.1%
Pilgrim's Pride Corp.	199,592	6,606,495
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(a)	858,708	49,470,168
Edwards Lifesciences Corp.(a)	42,329	3,534,471
Intuitive Surgical, Inc.(a)	4,760	2,178,224
Merit Medical Systems, Inc.(a)	22	1,500
Solventum Corp.(a)	83,657	5,635,135
Stryker Corp.	164,466	51,828,171
Zimmer Biomet Holdings, Inc.	14	1,154
		112,648,823
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.(a)	429	11,109
Cardinal Health, Inc.	177,167	34,171,971
Cencora, Inc.	39	12,012
Cigna Group(The)	39	11,333
DaVita, Inc.(a)	195	30,252
Elevance Health, Inc.	29,249	11,009,909
Encompass Health Corp.	195	19,500
HCA Healthcare, Inc.	67,009	29,112,060
HealthEquity, Inc.(a)	76,095	6,242,073
McKesson Corp.	47,668	38,858,954
Molina Healthcare, Inc.(a)	78	15,180
Tenet Healthcare Corp.(a)	57,028	10,100,799
UnitedHealth Group, Inc.	253,568	93,941,873
		223,537,025
Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.	33	2,869
Viking Holdings Ltd.(a)	24,944	2,043,163
Wynn Resorts Ltd.	45,376	4,860,224
		6,906,256
Household Durables — 0.0%
Champion Homes, Inc.(a)	510	38,877
Household Products — 1.2%
Colgate-Palmolive Co.	87,553	7,473,524
Procter & Gamble Co.(The)	654,871	96,324,975
		103,798,499
Industrial Conglomerates — 1.0%
3M Co.	258,709	37,906,043
Honeywell International, Inc.	196,685	42,155,496
		80,061,539
Security	Shares	Value
Insurance — 0.9%
Allstate Corp.(The)	63,815	$13,864,447
Arch Capital Group Ltd.(a)	81,541	7,702,363
Chubb Ltd.	67,747	22,153,269
Globe Life, Inc.	29,311	4,522,687
Hartford Insurance Group, Inc.	47,015	6,432,122
Loews Corp.	21	2,365
Marsh & McLennan Companies, Inc.	24,590	4,123,989
MetLife, Inc.	14	1,121
Progressive Corp.(The)	234	47,100
RenaissanceRe Holdings Ltd.	15,958	4,898,627
Travelers Companies, Inc.(The)	29,958	9,141,384
		72,889,474
Interactive Media & Services — 9.7%
Alphabet, Inc., Class A	1,030,015	396,349,772
Alphabet, Inc., Class C, NVS	619,748	236,706,551
Meta Platforms, Inc., Class A	278,522	170,430,397
		803,486,720
IT Services — 0.6%
Accenture PLC, Class A	69,879	12,488,076
Amdocs Ltd.	17,634	1,140,391
Cognizant Technology Solutions Corp., Class A	31,634	1,673,438
DXC Technology Co.(a)	121	1,370
GoDaddy, Inc., Class A(a)	273	23,694
International Business Machines Corp.	150,060	34,660,859
		49,987,828
Leisure Products — 0.0%
Mattel, Inc.(a)	110	1,659
Life Sciences Tools & Services — 0.3%
IQVIA Holdings, Inc.(a)	57,356	9,083,470
Thermo Fisher Scientific, Inc.	30,636	14,673,418
		23,756,888
Machinery — 3.4%
Caterpillar, Inc.	181,174	161,264,789
CNH Industrial NV	769,901	8,245,640
Donaldson Co., Inc.	47,202	4,161,800
Graco, Inc.	259,146	20,801,649
Illinois Tool Works, Inc.	24,971	6,442,768
Ingersoll Rand, Inc.	69,750	5,570,235
ITT, Inc.	48,632	10,423,783
Middleby Corp. (The)(a)	17,150	2,407,174
Mueller Industries, Inc.	282,250	38,225,117
Otis Worldwide Corp.	18,098	1,409,472
PACCAR, Inc.	24,012	2,852,626
Parker-Hannifin Corp.	14,476	13,164,764
Westinghouse Air Brake Technologies Corp.	30,359	8,193,591
		283,163,408
Media — 0.3%
Charter Communications, Inc., Class A(a)(b)	92,492	15,276,904
EchoStar Corp., Class A(a)(b)	15,946	1,963,590
Fox Corp., Class A, NVS	70,359	4,467,093
Omnicom Group, Inc.	20,972	1,608,972
Paramount Skydance Corp., Class B, NVS(b)	151,426	1,550,602
		24,867,161
Metals & Mining — 0.8%
Alcoa Corp.	98,050	6,254,610
Anglogold Ashanti PLC	50,913	4,772,076
Coeur Mining, Inc.(a)	301,130	5,411,306
Commercial Metals Co.	14	965
Hecla Mining Co.(b)	155,004	2,793,172
MP Materials Corp.(a)(b)	104,051	6,871,528

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Thematic Rotation Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Newmont Corp.	315,389	$35,036,564
Royal Gold, Inc.	11	2,567
Southern Copper Corp.	11,538	1,980,959
		63,123,747
Multi-Utilities — 0.0%
CMS Energy Corp.	21	1,611
Oil, Gas & Consumable Fuels — 0.8%
Centrus Energy Corp., Class A(a)(b)	13	2,742
Chevron Corp.	85,198	16,469,625
ConocoPhillips	273	34,338
Expand Energy Corp.	17	1,737
Exxon Mobil Corp.	274,210	42,318,829
Permian Resources Corp., Class A	408,097	8,823,057
SM Energy Co.	1,053	32,675
		67,683,003
Passenger Airlines — 0.0%
American Airlines Group, Inc.(a)	2,379	27,858
Southwest Airlines Co.	49	1,858
		29,716
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	136,712	8,283,380
Eli Lilly & Co.	9,611	8,982,441
Johnson & Johnson	502,832	115,575,935
Merck & Co., Inc.	156	17,032
Pfizer, Inc.	1,182,904	31,583,537
		164,442,325
Professional Services — 0.8%
Concentrix Corp.	195	4,645
ExlService Holdings, Inc.(a)	59,320	1,891,121
Jacobs Solutions, Inc., NVS	111,758	14,462,603
Paychex, Inc.	22	2,038
Paycom Software, Inc.	11	1,394
SS&C Technologies Holdings, Inc.	686,729	47,590,320
		63,952,121
Semiconductors & Semiconductor Equipment — 19.0%
Advanced Micro Devices, Inc.(a)	161,007	57,075,371
Applied Materials, Inc.	318,235	125,540,525
Broadcom, Inc.	571,413	238,524,929
Cirrus Logic, Inc.(a)	53,187	8,673,736
Enphase Energy, Inc.(a)	232,921	7,677,076
First Solar, Inc.(a)	39	7,874
Intel Corp.(a)	1,791,287	169,240,796
KLA Corp.	21,288	37,261,451
Lam Research Corp.	277,654	71,595,861
Marvell Technology, Inc.	28	4,624
Micron Technology, Inc.	344,231	178,022,504
Nvidia Corp.	2,923,807	583,504,163
Qorvo, Inc.(a)	80,365	7,571,990
QUALCOMM, Inc.	405,530	72,825,077
Rambus, Inc.(a)	22	2,532
Skyworks Solutions, Inc.	67,888	4,763,701
Texas Instruments, Inc.	55,709	15,658,686
		1,577,950,896
Software — 7.5%
ACI Worldwide, Inc.(a)	21	908
Adobe, Inc.(a)	9,021	2,220,068
Appfolio, Inc., Class A(a)	13	2,172
Box, Inc., Class A(a)	137,751	3,333,574
Check Point Software Technologies Ltd.(a)(b)	648,323	72,916,888
Dropbox, Inc., Class A(a)	161	3,911
Security	Shares	Value
Software (continued)
Fortinet, Inc.(a)	26	$2,192
Microsoft Corp.	1,285,513	524,206,491
Oracle Corp.	75,959	12,259,023
Palo Alto Networks, Inc.(a)	46,837	8,398,811
PTC, Inc.(a)	7	954
Qualys, Inc.(a)	22	1,913
Salesforce, Inc.	14	2,471
ServiceNow, Inc.(a)	312	27,553
Strategy, Inc., Class A(a)	21	3,474
		623,380,403
Specialty Retail — 1.7%
Gap, Inc.(The)	35	861
Home Depot, Inc.(The)	91,269	30,009,247
Ross Stores, Inc.	7	1,594
TJX Companies, Inc.(The)	687,384	107,747,442
Urban Outfitters, Inc.(a)	44	3,095
		137,762,239
Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc.	2,479,021	672,682,349
Dell Technologies, Inc., Class C	117	24,447
HP, Inc.	102	2,128
Sandisk Corp.(a)	47,434	52,011,855
Western Digital Corp.	70,202	30,504,173
		755,224,952
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.(a)	29,978	3,057,157
Deckers Outdoor Corp.(a)	21	2,146
Tapestry, Inc.	24,808	3,598,152
		6,657,455
Tobacco — 0.0%
Philip Morris International, Inc.	11	1,816
Trading Companies & Distributors — 0.0%
QXO, Inc.(a)(b)	69,850	1,401,889
Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	8,208	1,604,664
Total Long-Term Investments — 99.4% (Cost: $7,182,379,389)		8,236,683,156
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(c)(d)(e)	22,353,535	22,360,241
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	43,940,000	43,940,000
Total Short-Term Securities — 0.8% (Cost: $66,300,124)		66,300,241
Total Investments — 100.2% (Cost: $7,248,679,513)		8,302,983,397
Liabilities in Excess of Other Assets — (0.2)%		(19,478,979)
Net Assets — 100.0%		$8,283,504,418

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Thematic Rotation Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,734,173	$11,629,115 (a)	$—	$(3,165)	$118	$22,360,241	22,353,535	$55,161 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,450,000	—	(46,510,000)(a)	—	—	43,940,000	43,940,000	3,387,315	—
				$(3,165)	$118	$66,300,241		$3,442,476	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	114	06/18/26	$41,289	$3,175,886
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,236,683,156	$—	$—	$8,236,683,156
Short-Term Securities
Money Market Funds	66,300,241	—	—	66,300,241
	$8,302,983,397	$—	$—	$8,302,983,397

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares U.S. Thematic Rotation Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,175,886	$—	$—	$3,175,886

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares